Investments in joint ventures and associates - Disclosure of aggregate information of associates and joint venture (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of joint ventures [line items]
Share of post-tax results of joint ventures and associates	£ 76	£ 73	£ 37
Impairment	0	(303)
Aggregated individually immaterial associates and joint ventures
Disclosure of joint ventures [line items]
Share of post-tax results of joint ventures and associates	6	24
Impairment	0	(303)
Share of total comprehensive income	6	(279)
Aggregate carrying value of the Group’s interests	£ 226	£ 216